Capital Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Capital Commitments And Contingencies [Abstract]
Summary of Capital Commitments
	2017	2016
	(in thousands)
	£	£
Future capital expenditure contracted but not provided for	147	—

Future Minimum Rentals Payable Under Non-cancellable Operating Leases

Future minimum rentals payable under non-cancellable operating leases are as follows:

	2017	2016	2015
	(in thousands)
	£	£	£
Not later than 1 year	158	192	166
Later than 1 year and not later than 5 years	165	62	—
Later than 5 years	—	—	—
	323	254	166